Fees Summary	Sep. 08, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 488,703,328.60
Previously Paid Amount	0.00
Total Fee Amount	5,551.59
Total Offset Amount	0.00
Net Fee	$ 5,551.59